PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 764,244,917	$ 681,451,452
Less: Accumulated depreciation	(349,315,817)	(283,885,686)
Impairment	(1,604,737)	(3,675,254)
Property, plant and equipment, excluding construction in process, net	413,324,363	393,890,512
Property, plant and equipment, net	469,349,209	407,604,979
Depreciation expense	81,068,252	79,726,604	80,644,322
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	182,888,575	179,807,928
Solar power systems
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	75,344,514
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	6,848,620	5,790,852
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	459,271,771	456,349,087
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	36,526,271	36,549,260
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	3,365,166	2,954,325
Construction in process
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net	$ 56,024,846	$ 13,714,467